Expense Example, No Redemption - January - Equity Funds IV_Pro - Nomura Opportunity Fund - Class C	Sep. 30, 2025 USD ($)
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 189
Expense Example, No Redemption, 3 Years	604
Expense Example, No Redemption, 5 Years	1,044
Expense Example, No Redemption, 10 Years	$ 2,268